Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of
	June 30,	December 31,
	2025	2024
ERP-Zhituo software	30,183	29,622
Nasdaq membership	50,043	-
Less: accumulated amortization	(19,619)	(17,773)
Intangible assets, net	$60,607	$11,849